Label	Element	Value
Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses shown do not reflect any separate account fees or expenses deducted under the variable annuity contracts or variable life insurance policies using the Fund as an underlying investment option.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2019, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	124.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. The example does not reflect the fees and expenses of any variable annuity contract or variable life insurance policy and the costs in the example would be higher if it did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets in small-cap equity securities. In seeking a favorable long-term total return, the Fund will invest in securities that the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), believes have favorable prospects for significant long-term capital appreciation potential. A “small-cap” equity security is a security within the capitalization range of the companies included in the Fund’s benchmark index, the Russell 2000® Index, at the time of purchase. The Fund invests primarily in equity securities of smaller domestic companies across a wide range of sectors, growth rates and valuations. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to add incremental return over its stated benchmark index, while also managing the relative risk of the Fund versus its benchmark index. Advisors uses proprietary quantitative models, or models utilizing econometric and mathematical techniques, based on financial and investment theories to evaluate and score a broad universe of stocks in which the Fund invests. These models typically weigh many different variables, including the valuation of the individual stock versus the market or its peers, future earnings and sustainable growth prospects, and the price and volume trends of the stock. The score is used to form the portfolio and the following additional inputs may also be considered: weightings of the stock and its corresponding sector in the benchmark, correlations between the performance of the stocks in the universe, and trading costs. The Fund may purchase foreign securities and securities issued in connection with reorganizations and other special situations.

The overall goal is to build a portfolio of stocks that generate a favorable long-term total return, while also managing the relative risk of the Fund versus its benchmark index. The Fund may also purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies. The Fund’s strategy is based upon Advisors’ understanding of the interplay of market factors and does not assure the Fund will perform as intended. The markets or the prices of individual securities may be affected by factors not taken into account in Advisors’ analysis.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

● Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries, which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

● Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

● Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies often have lower overall liquidity than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

● Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and lower overall liquidity than the stocks of larger, more established companies.

● Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

● Quantitative Analysis Risk—The risk that stocks selected using quantitative modeling and analysis could perform differently from the market as a whole and the risk that such quantitative analysis and modeling may not adequately take into account certain factors, may contain design flaws or inaccurate assumptions and may rely on inaccurate data inputs, which may result in losses to the Fund.

● Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also have lower liquidity and be more difficult to value than investments in U.S. issuers.

● Special Situation Risk—Stocks of companies involved in acquisitions, consolidations, tender offers or exchanges, takeovers, reorganizations, mergers and other special situations can involve the risk that such situations may not materialize or may develop in unexpected ways. Consequently, those stocks can involve more risk than ordinary securities.

● Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

● Portfolio Turnover Risk—Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in greater transactional expenses, such as brokerage commissions, bid-ask spreads, or dealer mark-ups, and capital gains (which could increase taxes and, consequently, reduce returns).

● Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of shares of the Fund during the preceding ten-year period. Below the bar chart are the best and worst returns for a calendar quarter during the same period. The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2019, and how those returns compare to those of the Fund’s benchmark index. Returns do not reflect fees and expenses of any variable annuity or variable life insurance contract and would be lower if they did.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of the Fund, including performance to the most recent month-end, please visit www.tiaa.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance table following the bar chart shows the Fund’s average annual total returns over the one-year, five-year, ten-year and since-inception periods (where applicable) ended December 31, 2019, and how those returns compare to those of the Fund’s benchmark index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS (%) Small-Cap Equity Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 15.67%, for the quarter ended December 31, 2011. Worst quarter: -23.19%, for the quarter ended September 30, 2011.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.19%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2019
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the benchmark index reflect no deduction for fees, expenses or taxes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns have not been shown because they are not relevant since Fund shares currently are held only through insurance company separate accounts.
A	A

Small-Cap Equity Fund | Russell 2000® Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.52%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	11.83%
Small-Cap Equity Fund | Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.53%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 54
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 877
Annual Return 2010	rr_AnnualReturn2010	27.55%
Annual Return 2011	rr_AnnualReturn2011	(4.23%)
Annual Return 2012	rr_AnnualReturn2012	14.02%
Annual Return 2013	rr_AnnualReturn2013	39.87%
Annual Return 2014	rr_AnnualReturn2014	6.85%
Annual Return 2015	rr_AnnualReturn2015	(0.15%)
Annual Return 2016	rr_AnnualReturn2016	19.87%
Annual Return 2017	rr_AnnualReturn2017	14.90%
Annual Return 2018	rr_AnnualReturn2018	(12.05%)
Annual Return 2019	rr_AnnualReturn2019	23.72%
1 Year	rr_AverageAnnualReturnYear01	23.72%
5 Years	rr_AverageAnnualReturnYear05	8.40%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2002

[1]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.53% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.